Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings [Abstract]
Borrowings

12. Borrowings

In August 2019, the Company entered into a loan and security agreement, (“the Oxford Credit Facility”) with Oxford Finance LLC for a term loan of up to USD 75.0 million, subject to funding in three tranches. The Company received gross proceeds of USD 25.0 million, net of transaction costs of USD 0.3 million, from the first tranche of the Oxford Credit Facility upon entering into the agreement and intends to use the funds for its various clinical trials programs. The Company could not draw the second tranche of USD 25.0 million due to the failure to meet the primary endpoint of the Phase 3 IMPLANT 4 clinical trial of nolasiban. In April 2020, the Company entered into an amendment to the Oxford Credit Facility, pursuant to which the third tranche of USD 25.0 million may be drawn at any time between April 7, 2020 and August 1, 2024 upon request of the Company and at the lender’s discretion.

In October, 2021, the Company entered into a convertible note financing agreement (the “Securities Purchase Agreement”) with certain funds and accounts managed by JGB, which is structured to provide up to USD 135 million in borrowing capacity, available in nine tranches.  In connection with the first tranche which included a borrowing amount of USD 31.5 million (offer issue discount of USD 1.5 million), the Company received gross proceeds of USD 30.0 million at closing and used the proceeds to repay all amounts outstanding under the Company’s existing Oxford Credit Facility. Upon payoff, the Oxford Credit Facility was terminated and the security interests in the Company’s assets that secured the Oxford Credit Facility were released. At the time of the payoff, the carrying amount of the Oxford Credit Facility was USD 25.6 million and the actual payoff amount was USD27.0 million.  The difference between the carrying amount and the payoff amount was USD 1.4 million and was recorded in finance expense on the Company’s consolidated statement of comprehensive loss for the year ended December 31, 2021. The Company will issue senior secured convertible promissory notes (each, a “Note”) for the debt funded at each tranche. Holders may convert all principal and interest under the Securities Purchase Agreement at any time into the Company’s common shares at an initial conversion price of $3.20 per share (the “Conversion Price”). The Conversion Price is subject to adjustment under certain circumstances in accordance with the terms of the Note Agreement. As of February 28, 2022, the Company is able to potentially receive gross proceeds of USD 16.725 million from the third tranche and USD 13.125 million from each remaining tranche thereafter.

The credit facility is presented in the balance sheet as follows:

in USD ‘000	2021	2020
Borrowings as of January 1,	25,487	25,104
Issuance of JGB convertible note	27,333	-
Transaction costs	(1,954)	-
Oxford Loan payoff	(25,623)	-
Interest expense	2,974	2,589
Interest paid	(2,484)	(2,206)
Borrowings as of December 31,	25,733	25,487
Of which are:
Current	-	187
Non-current	25,733	25,300

The Securities Purchase Agreement is secured by an account control agreement in favor of JGB, and the Company is obligated to maintain a minimum cash amount of USD 25 million in such deposit account, subject to additional incremental increases totaling USD 27.0 million in aggregate depending on the amount of debt outstanding under the Securities Purchase Agreement. Each tranche under the Securities Purchase Agreement will bear interest at a rate of 9.5% per year, payable monthly, and will be issued with an original issue discount of 4.75%. Each tranche under the Securities Purchase Agreement will mature three years from the date of issuance, unless earlier converted or prepaid in accordance with their terms. After payments and deductions for certain transaction costs and offer issue discounts, the effective rate of the Securities Purchase Agreement is 16.2%. At each tranche, the Company will also issue to JGB warrants to purchase common shares of the Company (each, a “Warrant”) in an amount equal to 20% of the funded amount for such tranche. The Warrants will be exercisable at a price of $3.67 per share and will have a four year term from the date of issuance.  See Note 13 for valuation of the Warrants.

The fair value of the first tranche was determined to equal the USD 30 million in cash proceeds received and was allocated by using the fair value of the warrants (USD 2.6 million), the fair value of the liability portion of the convertible feature (USD 27.3 million) and the fair value of the conversion option (USD 22 thousand).  The initial fair value of the liability portion of the Securities Purchase Agreement was determined using a market interest rate for a non-convertible note with attached warrants at the issue date.   The liability is subsequently recognized on an amortized cost basis until extinguished on conversion or maturity of the first tranche. The total proceeds were first attributed to the liability portion of the Securities Purchase Agreement and the warrants.  The remaining proceeds were allocated to the conversion option and recognized in shareholders' equity and not remeasured.

The Securities Purchase Agreement includes affirmative and negative covenants applicable to the Company and its subsidiaries. The affirmative covenants include, among other things, requirements to file certain financial reports with the Securities and Exchange Commission, maintain insurance coverage and satisfy certain requirements regarding deposit accounts. Further, subject to certain exceptions, the Securities Purchase Agreement contains customary negative covenants limiting its ability to, among other things, transfer or sell certain assets, consummate mergers or acquisitions, allow changes in business, incur additional indebtedness, create liens, pay dividends or make other distributions and make investments. As of December 31, 2021, the Company was in compliance with its covenants.